SHARE-BASED PAYMENTS - Options (Details) - Pro Farm Group, Inc	Jul. 12, 2022 USD ($) shares
SHARE-BASED PAYMENTS
Number of total converted options outstanding	1,046,776
Fair value of options assume at merger date	$ 500,000
2013 Stock Incentive Plan
SHARE-BASED PAYMENTS
Number of total equity awards outstanding converted into option and or restricted stock | shares	1,191,362